STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCK OPTIONS
STOCK OPTIONS

5. STOCK OPTIONS

The new Stock Plan (the “Plan”) allows for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. The plan provides for stock options to be granted up to 10% of the outstanding common stock shares.

There was no stock option activity during the three months ended March 31, 2022. The following table summarizes the Company’s outstanding and exercisable stock options as of March 31, 2022:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value of In-the-Money Options (in thousands)

Options outstanding as of March 31, 2022	1,500,000	$0.49	8.3 years	$240
Options exercisable as of March 31, 2022	1,045,227	$0.49	8.3 years	$167

The aggregate intrinsic value is calculated as the difference between the Company’s closing stock price as of March 31, 2022 and the exercise price, multiplied by the number of options. As of March 31, 2022, there was $219,558 of unrecognized stock-based compensation expense. Such costs are expected to be recognized over a weighted average period of approximately 1.25 years. The weighted-average fair value of awards granted was nil and $0.47 during the three months ended March 31, 2022 and 2021, respectively.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period. The Black-Scholes option pricing model and the following weighted-average assumptions were used to estimate the fair value of awards granted during the three months ended March 31, 2021:

March 31,
2021
Expected term (years)	10 years
Volatility	153.12%
Risk-free interest rate	0.98%
Dividend yield	0.00%

5.   STOCK OPTIONS

The new Stock Plan (the “Plan”) allows for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. The plan provides for stock options to be granted up to 10% of the outstanding common stock shares.

During the years ended December 31, 2021 and 2020, the Company recognized stock-based compensation expense of $226,717 and $309,905, respectively. The following table summarizes the Company’s stock option activity and related information for the year ended December 31, 2021:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value of In-the-Money Options (in thousands)
Options outstanding as of January 1, 2021	1,800,000	$0.49
Options granted	25,000	$0.48
Options forfeited	(167,614)	$0.49
Options expired	(157,386)	$0.49
Options outstanding as of December 31, 2021	1,500,000	$0.49	8.5 years	$135
Options exercisable as of December 31, 2021	954,273	$0.49	8.5 years	$86

The aggregate intrinsic value is calculated as the difference between the Company’s closing stock price as of December 31, 2021 and the exercise price, multiplied by the number of options. As of December 31, 2021, there was $263,470 total unrecognized stock-based compensation expense. Such costs are expected to be recognized over a weighted average period of approximately 1.5 years. The weighted-average fair value of awards granted was $0.47 and $0.48 during the years December 31, 2021 and 2020, respectively.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period. The following weighted-average assumptions were used to calculate stock-based compensation expense:

	December 31,	December 31,
	2021	2020
Expected term (years)	10 years	10 years
Volatility	153.12%	153.12%
Risk-free interest rate	0.98%	0.98%
Dividend yield	0.00%	0.00%